Fair Value (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value [Abstract]
Summary of financial assets and liabilities recorded at fair value on a recurring basis

September 30, 2014:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Accounts receivable, net	$-	$2,893,308	-	$2,893,308

Liabilities:
Convertible debentures	$-	$4,290,899	-	$4,290,899
Obligation under capital lease	$-	$29,379	-	$29,379

September 30, 2013:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Accounts receivable, net	$-	$1,347,827	-	$1,347,827

Liabilities:
Convertible debentures	$-	$3,718,871	-	$3,718,871
Obligation under capital lease	$-	$45,709	-	$45,709